Other assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current
Deposits	$ 5,359	$ 4,859
Prepayments	5,177	2,793
Loans receivable (Note)	1,400
VAT recoverable	1,088	353
Others	1,114	978
Other assets, Current	14,138	8,983
Non-current
Rental deposits	468	109
Prepayment	99
Other assets, Noncurrent	$ 567	$ 109